1. Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Number of Options Outstanding, Beginning	3,630	79,017	150,071
Number of Options Granted	0	0	0
Number of Options Expired	0	0	(71,054)
Number of Options Forfeited	0	(6,052)	0
Number of Options Exercised	0	(69,335)	0
Number of Options Outstanding, Ending	3,630	3,630	79,017
Exercisable, December 31, 2013	3,630
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 10.31	$ 7.97	$ 8.32
Weighted Average Exercise Price Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price Expired	$ 0	$ 0	$ 8.71
Weighted Average Exercise Price Forfeited	$ 0	$ 8.89	$ 0
Weighted Average Exercise Price Exercised	$ 0	$ 7.77	$ 0
Weighted Average Exercise Price Outstanding, Ending	$ 10.31	$ 10.31	$ 7.97
Weighted Average Exercise Price Exercisable, December 31, 2013	$ 10.31
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Term (in years) Outstanding	4 months 6 days
Weighted Average Remaining Contractual Term (in years) Exercisable, December 31, 2012	4 months 6 days
Aggregate Intrinsic Value
Options Outstanding, Intrinsic Value	$ 14,050
Options Exercisable, Intrinsic Value	$ 14,050